Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and Other Receivables Table [abstract]
Schedule of Trade and Other Receivables
	Years Ended June 30,
	2023	2022

Accrued interest income	656	18
R&D tax incentive receivable (1)	8,583,635	4,669,405
Goods and services tax receivable	16,184	55,938
Accounts receivable	65,229	-
Total Trade and Other Receivables	8,665,704	4,725,361
(1)	Subsequent to the end of the period, on 15 August 2023 $4,725,361, representing the R&D tax incentive for the 2022 year was received.